Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2019
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2019	2018*
	£m	£m
Loans - amortised cost
Stage 1	305,502	285,985
Stage 2	27,868	26,097
Stage 3	6,598	8,174
Of which: individual	2,051	2,860
Of which: collective	4,547	5,314
	339,968	320,256
ECL provisions (1)
- Stage 1	322	297
- Stage 2	752	772
- Stage 3	2,718	2,782
Of which: individual	796	850
Of which: collective	1,922	1,932
	3,792	3,851
ECL provision coverage (2,3)
- Stage 1 (%)	0.11	0.10
- Stage 2 (%)	2.70	2.96
- Stage 3 (%)	41.19	34.03
	1.12	1.20
Impairment losses
ECL charge (4)	696	398
Stage 1	(212)	(143)
Stage 2	318	292
Stage 3	590	249
Of which: individual	303	94
Of which: collective	287	155
ECL loss rate - annualised (basis points) (3)	20.47	12.43
Amounts written off	792	1,494
Of which: individual	372	272
Of which: collective	420	1,222

*2018 data has been restated for a change to presentation of unrecognised interest. Refer to Accounting policy 1, Other amendments to IFRS, for further details.

Notes:

(1)	Includes £4 million (2018 - £5 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost.
(3)	ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively.
(4)

Includes a £2 million charge (2018 - £3 million charge) related to other financial assets, of which at a £1 million release (2018 - £1 million charge) related to assets classified as FVOCI; and nil (2018 - £31 million release) related to contingent liabilities.

(5)

The table above shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 144 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £76.1 billion and debt securities of £59.4 billion (2018 – £87.2 billion and £57.0 billion respectively).